Current financial debt and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative instruments
(USD millions)	2021	2020

Interest-bearing accounts of employees payable on demand [1]	1 814	2 085

Bank and other financial debt [2]	899	976

Commercial paper	893	4 258

Current portion of non-current financial debt	2 621	2 272

Derivative financial instruments	68	194

Total current financial debt and derivative financial instruments	6 295	9 785

[1] Weighted average interest rate 0.25% (2020: 0.4%)
[2] Weighted average interest rate 6.1% (2020: 5.0%)